DIAX
Nuveen Dow 30SM Dynamic Overwrite Fund
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 103.7%
	COMMON STOCKS – 102.0%
	Aerospace & Defense – 7.7%
155,500	Boeing Co, (2)	$23,191,270
155,500	Raytheon Technologies Corp, (2)	14,668,315
	Total Aerospace & Defense	37,859,585
	Banks – 2.8%
155,500	JPMorgan Chase & Co	13,999,665
	Beverages – 1.4%
155,500	Coca-Cola Co	6,880,875
	Capital Markets – 4.9%
155,500	Goldman Sachs Group Inc, (2)	24,038,745
	Chemicals – 0.9%
155,500	Dow Inc	4,546,820
	Communications Equipment – 1.2%
155,500	Cisco Systems Inc	6,112,705
	Consumer Finance – 2.7%
155,500	American Express Co, (2)	13,312,355
	Diversified Telecommunication Services – 1.7%
155,500	Verizon Communications Inc, (2)	8,355,015
	Entertainment – 3.1%
155,500	Walt Disney Co	15,021,300
	Food & Staples Retailing – 5.0%
155,500	Walgreens Boots Alliance Inc	7,114,125
155,500	Walmart Inc, (2)	17,667,910
	Total Food & Staples Retailing	24,782,035
	Health Care Providers & Services – 7.9%
155,500	UnitedHealth Group Inc, (2)	38,778,590
	Hotels, Restaurants & Leisure – 5.2%
155,500	McDonald's Corp, (2)	25,711,925
	Household Products – 3.5%
155,500	Procter & Gamble Co, (2)	17,105,000
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DIAX	Nuveen Dow 30SM Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Industrial Conglomerates – 4.3%
155,500	3M Co, (2)	$21,227,305
	Insurance – 3.1%
155,500	Travelers Cos Inc, (2)	15,448,925
	IT Services – 8.6%
155,500	International Business Machines Corp, (2)	17,249,615
155,500	Visa Inc, Class A, (2)	25,054,160
	Total IT Services	42,303,775
	Machinery – 3.7%
155,500	Caterpillar Inc	18,044,220
	Oil, Gas & Consumable Fuels – 3.5%
155,500	Chevron Corp, (2)	11,267,530
155,500	Exxon Mobil Corp	5,904,335
	Total Oil, Gas & Consumable Fuels	17,171,865
	Pharmaceuticals – 7.6%
155,500	Johnson & Johnson	20,390,715
155,500	Merck & Co Inc	11,964,170
155,500	Pfizer Inc, (2)	5,075,520
	Total Pharmaceuticals	37,430,405
	Semiconductors & Semiconductor Equipment – 1.7%
155,500	Intel Corp	8,415,660
	Software – 5.0%
155,500	Microsoft Corp	24,523,905
	Specialty Retail – 5.9%
155,500	Home Depot Inc	29,033,405
	Technology Hardware, Storage & Peripherals – 8.0%
155,500	Apple Inc	39,542,095
	Textiles, Apparel & Luxury Goods – 2.6%
155,500	NIKE Inc, Class B	12,866,070
	Total Common Stocks (cost $264,152,603)	502,512,245

Shares	Description (1), (3)	Value
	EXCHANGE-TRADED FUNDS – 1.7%
65,000	Vanguard Total Stock Market ETF	$8,379,150
	Total Exchange-Traded Funds (cost $7,784,087)	8,379,150
	Total Long-Term Investments (cost $271,936,690)	510,891,395

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.4%
	REPURCHASE AGREEMENTS – 2.4%
$11,869	Repurchase Agreement with Fixed Income Clearing Corporation, dated 03/31/20, repurchase price $11,869,424, collateralized by $11,455,000, U.S. Treasury Notes, 0.250%, due 7/15/29, value $12,109,023	0.000%	4/01/20	$11,869,424
	Total Short-Term Investments (cost $11,869,424)			11,869,424
	Total Investments (cost $283,806,114) – 106.1%			522,760,819
	Other Assets Less Liabilities – (6.1)% (4)			(30,144,644)
	Net Assets Applicable to Common Shares – 100%			$492,616,175
Investments in Derivatives
Options Written
Description (5)	Type	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
NIKE Inc	Call	(100)	$900,000	$90	4/17/20	$(14,796)
S&P 500® Index	Put	(55)	11,000,000	2,000	4/17/20	(42,238)
S&P 500® Index	Call	(1,060)	260,230,000	2,455	4/17/20	(19,318,500)
S&P 500® Index	Call	(55)	15,675,000	2,850	4/17/20	(43,888)
Total Options Written (premiums received $12,062,911)		(1,270)	$287,805,000			$(19,419,422)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

DIAX	Nuveen Dow 30SM Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$502,512,245	$ —	$ —	$502,512,245
Exchange-Traded Funds	8,379,150	—	—	8,379,150
Short-Term Investments:
Repurchase Agreements	—	11,869,424	—	11,869,424
Investments in Derivatives:
Options Written	(19,419,422)	—	—	(19,419,422)
Total	$491,471,973	$11,869,424	$ —	$503,341,397

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(3)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(5)	Exchange-traded, unless otherwise noted.
(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ETF	Exchange-Traded Fund
S&P	Standard & Poor's
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